Statements of Cash Flows (Sound Concepts, Inc.) - USD ($)	11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			$ (12,127,000)	$ (7,266,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment			20,000	22,000
Changes in operating assets and liabilities:
Accounts receivable			(1,000)	8,000
Other assets			2,000	7,000
Deferred revenue
Net cash provided by (used in) operating activities			(4,157,000)	(1,677,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities			4,780,000	1,671,000
NET (DECREASE)/INCREASE IN CASH			623,000	(6,000)
Cash - beginning of period	$ 11,000	$ 17,000	11,000	17,000
Cash - end of period			634,000	11,000	$ 17,000
Supplemental disclosure of cash flow information:
Cash paid for interest			402,000	326,000
Sound Concepts, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	533,000	121,000		(15,000)	(745,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Allowance for doubtful accounts	15,000	13,000		(24,000)	7,000
Inventory reserve	(57,000)	90,000		(76,000)	95,000
Gain from disposal of property and equipment	(20,000)
Depreciation of property and equipment	32,000	82,000		59,000	67,000
Changes in operating assets and liabilities:
Accounts receivable	372,000	(124,000)		(240,000)	(15,000)
Inventory	177,000	152,000		254,000	(373,000)
Prepaid expenses	(75,000)	20,000		(11,000)	(16,000)
Other assets	1,000	10,000		10,000	(1,000)
Accounts payable	(192,000)	(581,000)		(512,000)	755,000
Accrued liabilities and payroll	(101,000)	(46,000)		60,000	70,000
Customer deposits	22,000	(61,000)		(79,000)	88,000
Deferred revenue	(75,000)	133,000		185,000	40,000
Net cash provided by (used in) operating activities	632,000	(191,000)		(389,000)	(28,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(15,000)	(20,000)		(5,000)	(8,000)
Net cash used in investing activities	(15,000)	(20,000)		(5,000)	(8,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances to related party	26,000	4,000		(14,000)	(32,000)
Credit line payable	(280,000)	100,000		280,000
Notes payable	(9,000)	(18,000)		(20,000)	(19,000)
Net cash provided by (used in) financing activities	(263,000)	86,000		246,000	(51,000)
NET (DECREASE)/INCREASE IN CASH	354,000	(125,000)		(148,000)	(87,000)
Cash - beginning of period	78,000	226,000	$ 78,000	226,000	313,000
Cash - end of period	432,000	101,000		78,000	226,000
Supplemental disclosure of cash flow information:
Cash paid for interest	9,000	2,000		2,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Note payable incurred on acquisition of vehicle	$ 36,000